Geographic Information	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
United States	$208.2	$198.5	$415.9	$421.1
Canada	7.9	8.8	15.6	16.4
Mexico	9.2	5.7	14.8	12.1
United Kingdom	3.8	2.0	8.0	6.2
France	3.2	3.5	7.2	7.1
Germany	2.5	2.4	4.9	4.5
China	2.7	1.6	4.5	3.1
Spain	1.5	1.1	3.3	2.4
Other	13.4	11.0	24.0	23.3

	$252.4	$234.6	$498.2	$496.2

Net long-lived assets by country were as follows (in millions):

	June 30, 2013	December 31, 2012
United States	$803.4	$812.7
China	44.1	45.1
Spain	19.9	20.5
Mexico	8.2	10.8
Other	1.0	1.0

	$876.6	$890.1